Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Due from Employees	$ 0	$ 1,056,423
Impairment of Long-Lived Assets Held-for-use			3,035,265
Goodwill, Impairment Loss			13,463,224
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			1,042,819
Gain (Loss) on Sale of Commodity Contracts	18,537,459
Other Income	10,953,632
Other Deductions and Charges	633,154
Value Added Tax, Rate	6.00%
Business Tax On Services Provided, Expense	598,044	639,880	1,478,653
Value Added Tax Payable, As A Percentage of Subscription-Based Revenue, Threshold For Refund Of Excess Value Added Tax	3.00%
Value Added Tax Receivable	639,936	1,348,564	3,140,764
Advertising Expense	2,391,762	753,107	3,134,198
Payments for Commissions	3,125,982	161,035	308,521
Cost Method Investments	1,138,899	802,202
Precious Metal Trading [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Revenues	30,124,245
Value Added Tax On Subscription-Based Revenue [Member] | The Group's PRC Subsidiaries, VIEs and VIEs' Subsidiaries [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Value Added Tax, Rate	17.00%
Denominated in RMB [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash Equivalents, at Carrying Value	$ 26,974,664	$ 26,848,249	$ 52,146,828
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Business Tax On Services Provided	3.00%